Cover	May 04, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 04, 2022
Entity Registrant Name	TELLURIAN INC. /DE/
Entity Central Index Key	0000061398
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-5507
Entity Tax Identification Number	06-0842255
Entity Address, Address Line One	1201 Louisiana Street,
Entity Address, Address Line Two	Suite 3100,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	962-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	TELL
Security Exchange Name	NYSE
8.25% Senior Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	8.25% Senior Notes due 2028
Trading Symbol	TELZ
Security Exchange Name	NYSE